Capital Structure (Tables)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Schedule of Common Stock Warrants
At June 30, 2017, the following common stock purchase warrants were outstanding:

Number of shares	Exercise price	Expiration
underlying warrants	per share	date
14,284	$28.00	July 2017
80,966	$28.00	August 2018
4,551,900	$4.55	October 2018
40,000*	$5.23	October 2018
3,571	$28.00	December 2018
22,328*	$8.40	October 2020
2,380	$8.68	May 2022
14,285,714	$0.40	June 2022
19,001,143

*    Accounted for as a liability instrument (see Note 4)